BUSINESS COMBINATIONS AND DIVESTITURE	12 Months Ended
Apr. 30, 2012
BUSINESS COMBINATIONS AND DIVESTITURE

NOTE 3. BUSINESS COMBINATIONS AND DIVESTITURE

The Company has been actively acquiring smaller coal companies who lack the capital and/or management expertise to maximize growth and safety. The Company will continue to seek opportunities to purchase other mining operations as well as coal washing and coal coking operations.

Acquisitions

Acquisition of Hon Shen Coal Co. LTD (“HSC”)

On July 16, 2009, the Company entered into an agreement to acquire a 65% equity interest in the coal washing facility (a distinctive operation) of HSC in Yunnan Province for a purchase price of 10,000,000 RMB (equivalent to approximately US$1,464,129).  Aggregate cash payments of 2,000,000 RMB (equivalent to approximately US$292,826) were made in August 2009.

Subsequently, the Company entered into an Acquisition and Capital Increase Agreement, effective as of October 23, 2009, pursuant to which the Company increased its equity interest in HSC’s coal washing facility from 65% to 93% and acquired a 93% equity interest in HSC’s coking facilities (another distinctive operation of HSC), resulting in the Company acquiring a 93% equity interest in HSC’s entire coal washing and coking operations.  In connection with such acquisition, HSC’s registered capital was increased from 3,600,000 RMB to 60,000,000 RMB and then subsequently reduced to 30,000,000 RMB (equivalent to approximately US$4,400,000).

Initially, the total purchase price for the Company’s 93% equity interest in HSC’s coal washing and coking operations was 55,800,000 RMB  Subsequently, pursuant to an Acquisition and Capital Increase Agreement dated December 9, 2009 (the “December Agreement”), the total purchase price was reduced to 26,400,000 RMB (equivalent to approximately US$3,865,300).  Under the December Agreement, 6,000,000 RMB is payable within three months after signing and 20,400,000 RMB is payable within two years after receipt from the Chinese Government of necessary approvals for the parties to cooperate.

In addition to the initial 2,000,000 RMB paid in August 2009,the Company made additional payments of 200,000 RMB in October 2009 and 400,000 RMB in November 2009, for a total of 2,600,000 RMB (equivalent to approximately US$380,000) of the aggregate 26,400,000 RMB purchase price.

The following table summarizes the allocation of the purchase price to the fair values of the assets at the date of acquisition of the HSC coal washing facility:

Allocation of purchase price:
Current assets	$3,162
Fixed assets	2,137,251
Intangible assets	405,007
Fair value of assets	$2,545,420
Less: Fair value of liabilities	297,028
Net assets acquired	$2,248,392
Non-controlling interest	$786,937

The following table summarizes the allocation of the purchase price to the fair values of the assets at the date of acquisition of the HSC coking facility:

Allocation of purchase price:
Current assets	$542,148
Property, plant and equipment	2,734,277
Intangible assets	1,048,097
Fair value of assets	$4,324,522
Less: Fair value of liabilities	2,204,983
Net assets acquired	$2,119,539
Non-controlling interest	$148,368

Ping Yi Mine

On January 18, 2010, the Company, through an indirect subsidiary, Baoxing Economic and Trade Co., entered into an Acquisition Agreement to acquire 100% of the Ping Yi Coal Mine (“PYC”), with an effective date of November 1, 2009, for a purchase price of 27,042,593 RMB (equivalent to approximately US$3,955,041).  The Company paid 23,042,593 RMB (equivalent to US$3,369,390) upon signing of the Acquisition Agreement.  An installment of 1,000,000 RMB (equivalent to US$146,412) was payable in February 2010. The remaining balance of 3,000,000 RMB (equivalent to US$439,239) was payable two years after signing of the Acquisition Agreement. The Company paid the remaining balance during the year-ended April 30, 2011.

The following table summarizes the allocation of the purchase price to the fair values of the assets at the date of acquisition:

Allocation of purchase price:
Current assets	$2,305,108
Property, plant and equipment	4,637,562
Intangible assets	1,909,020
Fair value of assets	$8,851,690
Less: Fair value of liabilities	4,896,649
Net assets acquired	$3,955,041

SeZone County Hong Xing Coal Washing Factory (“Hong Xing”)

On January 1, 2010, the Company through its 98% owned subsidiary, L&L Yunnan Tianneng Industry Co. LTD (“TNI”), acquired 100% of the equity of Hong Xing by entering into an Acquisition Agreement, effective as of November 30, 2009, with a purchase of 6,828,500 RMB (equivalent to approximately US $1,000,000).  The total amount of the purchase price was contributed by the Company to TNI and subsequently paid.

The following table summarizes the allocation of the purchase price to the fair values of the assets at the date of acquisition:

Allocation of purchase price:
Current assets	$186,017
Property, plant and equipment	1,098,381
Intangible assets	169,946
Fair value of assets	$1,454,344
Less: Fair value of liabilities	454,344
Net assets acquired	$980,000
Noncontrolling interest	$20,000

Luping County ZoneLin Coal Coking Factory in China (“Zonelin”)

On February 3, 2010, the Company through its 98% owned subsidiary, TNI, acquired 100% equity of Zonelin by entering into an Acquisition Agreement for a purchase price of 13,675,000 RMB (equivalent to US$2,000,000).  The Company has paid 6,837,500 RMB (equivalent to US$1,000,000) of the purchase price and the remaining balance of 6,837,500 RMB (equivalent to US$1,000,000) is payable in five annual installments with the first payment due by the first anniversary of the signing of the acquisition agreement. The Company paid the $200,000 of the total amount of purchase price in the period ended April 30, 2012.

The following table summarizes the allocation of the purchase price to the fair values of the assets at the date of acquisition:

Allocation of purchase price:
Current assets	$3,170,432
Property, plant and equipment	2,892,758
Intangible assets	662,472
Fair value of assets	$6,725,662
Less: Fair value of liabilities	4,725,662
Net assets acquired	$2,000,000
Noncontrolling interest	$40,000

DaPing Coal Mine

On March 15, 2011, the Company entered into an Acquisition Agreement to acquired 60% equity of the DaPing Coal Mine (“DaPing”), with an effective date of March 15, 2011, for a purchase price of 112,080,000 RMB (equivalent to approximately US$17,064,815).An initial installment of 10,000,000 RMB (equivalent to US$1,592,686) had been paid as of April 30, 2012.  The remaining balance of 102,080,000 RMB is to be paid based on the achievement of several requirements by the Company and DaPing, which were met during the year-ended April 30, 2012. After meeting five requirements, 30% of the total purchase price, RMB33, 624,000(equivalent to US$5,355,249)should be paid. The remaining balance of 68,456,000 RMB (equivalent to US$10,902,894) is payable after meeting another 3 requirements subsequent. As of April 30, 2012, the remaining balance of approximately US$15 million is payable since the first 5 requirements haven’t been fully met. The Company paid the $1,676,307 of the total amount of purchase price in the period ended April 30, 2012.

The following table summarizes the allocation of the purchase price to the fair values of the assets at the date of acquisition:

Allocation of purchase price:
Current assets	$528,914
Property, plant and equipment	3,899,314
Intangible assets*	26,673,895
Fair value of assets	31,102,123
Less: Fair value of liabilities	14,037,308
Net assets acquired	$17,064,815
Non-controlling interest	$9,626,043

*Includes goodwill of $2,625,751

Tai Fung Energy Inc. (“Tai Fung”)

On March 8, 2011, the Company entered into an Operating Agreement to invest up to RMB 20,000,000 (equivalent to US$3,063,069) in a newly established entity, Tai Fung, a Chinese company established in SeZone Country,Yunnan Province, PRC .. TaiFung is a marketing and distributing company of coals throughout China and has yet to begin operation as of April 30, 2011. The net assets on acquisition date comprise only cash contributed by the 2% non controlling interest.

The investment represent 98% control of Tai Fung and the investment is accounted for in accordance with ASC 805 and consolidated with the financial statements contained herein.   The Company has paid RMB 4,178,718 (equivalent to US$665,539) and RMB 8,794,246 (equivalent to US$ 1,400,648) in fiscal year 2011 and 2012, respectively.  The term of Tai Fung is initially set at six (6) years, subject to renewal upon mutual agreement of the founders.

Weishe Coal Mine (“Weishe”)

On February 3, 2012, the Company entered into the Weishe Coal Mine Equity Ownership Transfer Agreement (the “Agreement”) with Guizhou Union Energy, Inc., a Chinese corporation (“Union”), Guizhou Union Capital Investment Holding Co., Ltd., a Chinese corporation (“Union Capital”), and Mr. Guo Xu Zhang, a Chinese citizen (“Mr. Zhang”), to purchase 51% of the equity ownership interest of Weishe Coal Mine.

Under the Agreement, the purchase price for 51% of the ownership interest in Weishe Mine is about US$9.7 million, which will be paid in full by issuing 3,000,000 shares of common stock of the Company (“LLEN Stock”) .  The 3,000,000 shares of Company Stock has been paid to Union or a designee of Union in installments, based on the satisfaction of certain conditions set forth in the Agreement.  The stock price on February 3, 2012 was $3.22 per share. The noncontrolling interest in Weishe is measured at fair value at the acquisition date, with a discount rate approximately of 16% which reflected the factor of lack of marketability.

Allocation of purchase price:
Current assets	$1,158,026
Fixed assets	30,188,177
Intangible assets*	779,075
Fair value of assets	$32,125,278
Less: Fair value of assets	(14,609,871)
Net assets acquired	$17,515,407
Non-controlling interest	$7,822,636

*Includes goodwill of $779,075

The following unaudited pro forma financial information for the Company summarizes the results of operations for the periods indicated as if the PYC, Zonelin, Hong Xing, Daping, Tai Fung and Wei She (collectively, the “Companies”) acquisitions had been completed as of May 1, 2009 (depending on when the acquisitions occurred).  This pro forma financial information considers principally (i) the Company’s audited financial results, (ii) the unaudited historical financial results of the Companies, as supplied to the Company, and (iii) select pro forma adjustments to the historical financial results of the Companies.  Such pro forma adjustments represent principally estimates of (i) the impact of the hypothetical amortization of acquired intangible assets and the recognition of fair value adjustments relating to tangible assets in pre-tax income in each period and (ii) the pro forma impact of the transaction on the Company’s tax provision in each period.  These pro forma adjustments did not have a material impact on the pro forma Net income attributable to L&L Energy, as presented below. The following pro forma data does not purport to be indicative of the results of future operations or of the results that would have actually occurred had the acquisition taken place at the beginning of 2009:

	For the years ended
	April 30, 2012	April 30, 2011	April 30, 2010
Net revenue	$143,710,951	$167,668,561	$88,994,562
Income from continuing operations	22,561,511	28,333,259	30,876,484
Net income attributable to L&L Energy	16,887,743	$42,709,164	$40,018,896
Basic proforma earning per share	0.51	1.43	1.64
Diluted proforma earning per share	0.50	1.40	1.55

Divestiture

Sale of HSC

In late 2009, early 2010, the Company determined that it was in the best interest of the Company for management’s time to be expended on other prospective acquisitions that would provide a better return to its stockholders.  Therefore, on April 18, 2010, the Company entered into an Equity Sale and Purchase Agreement (the “Equity Sale Agreement”) with Guangxi Liuzhou Lifu Machinery Co, Ltd, whereby the Company sold its 93% equity ownership interest in HSC for 41,000,000 RMB (equivalent to approximately US$6,000,000).  Guangxi Liuzhou Lifu Machinery Co, Ltd assumed the obligation of the Company to pay to HSC 23,800,000 RMB (equivalent to approximately US$3,485,300) that remained payable to HSC pursuant to the December Agreement.  Guangxi Liuzhou Lifu Machinery Co, Ltd also agreed to pay the remaining balance of 17,200,000 RMB (equivalent to approximately US$2,514,700) to the Company in three installments, (1) 3,440,000 RMB (approximately $502,940 USD) within six months of the sale, (2) 5,160,000 RMB (approximately $754,410 USD) between six months and twelve months after the sale, and (3) 8,600,000 RMB (approximately $1,257,350) between twelve and twenty-four months after the sale.  Pursuant to the Equity Sale Agreement, if Guangxi Liuzhou Lifu Machinery Co, Ltd does not make such scheduled payments, a penalty of 1% of the applicable payment will be assessed for any deadline that is missed.  Additionally, interest of 3.5% per annum of the applicable payment will be assessed as of the day after the applicable payment date.  The portions of the purchase price that are due within twelve months after the sale (i.e., the first two installments) are included as “Other receivables” on the Company’s consolidated balance sheets and the portion of the purchase price due within 24 months of the sale (i.e., the third installment) is included as a “Long term receivable” on the Company’s consolidated balance sheets.  The Company recorded US$834,181 as income from discontinued operations and recognized a gain of US$1,017,928 on the sale on April 18, 2010. As of April 30, 2012, outstanding receivable from sales of HSC was USD$8021, 256, which is expected to be received before April 30, 2013.

Sale of Ping Yi Mine

With consideration of several factors including continuing development strategies, the Company made the determination to dispose of the Ping Yi Mine.  On April 30, 2012, the Company entered into an Equity Sale and Purchase Agreement with Mr. Zhang, the previous owner of Ping Yi Mine, whereby the company sold its 100% equity ownership interest in Ping Yi Mine for RMB 196,000,000, approximately $31,000,000.  The payment was agreed to take the form of receipt with no payment in two parts, (1) through receipt of coal extracted from Ping Yi Mine subsequent to the disposal, including priority receipt of future coal from Ping Yi mine at a 5% discounted price compared to the market price until 70% of the payment is received; (2) through receipt of the use of Ping Yi Mine’s washing facilities subsequent to disposal, including  usage fees charged at a 3%~5% discounted price compared to the market price until 30% of the payment is received. The terms of the agreement state that full payment must be received within five years, and that 70% of total receipts must occur by the end of year three.

The Company recorded $408,020 as income from discontinued operations for the year-ended April 30, 2012. Additionally, the company recorded $3,183,786 of costs to dispose related to the provision of discounting the estimated receipt of the payment over the payment term (refer to Note 6).